Share Plans (Tables)	12 Months Ended
Sep. 27, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share Based Compensation Cost
The total amount of equity-based compensation expense, including the modification described below, was recorded as follows:

(Dollars in Millions)	2013	2012	2011
Selling, general and administrative expenses	$97	$79	$85
Restructuring charges	1	—	5
Discontinued operations	10	11	11
Total	$108	$90	$101

Schedule of Share Based Compensation, Option Activity
Option activity and information is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (Dollars in Millions)
Outstanding at September 28, 2012	16,848,662	$43.21
Granted	4,517,380	57.73
Exercised	(5,084,076)	40.40
Expired/Forfeited	(706,077)	47.81
Pre-separation outstanding at June 28, 2013	15,575,889	48.13
Post-separation outstanding at June 28, 2013	15,179,093	43.78
Granted	17,510	60.74
Exercised	(584,637)	38.69
Expired/Forfeited	(237,580)	45.62
Outstanding at September 27, 2013	14,374,386	43.98	7.21	$244
Vested and unvested expected to vest as of September 27, 2013	13,382,873	43.68	7.10	231
Exercisable at September 27, 2013	4,989,394	39.58	5.15	107

Fair Value and Fair Value Assumptions of Options Granted
The weighted-average assumptions used in the Black-Scholes pricing model for options granted during each year, along with the weighted-average grant-date fair values, were as follows:

	2013	2012	2011
Expected stock price volatility	27.0%	28.0%	27.0%
Risk-free interest rate	0.8%	1.2%	1.9%
Expected annual dividend per share	$1.04	$0.90	$0.80
Expected life of options (years)	5.6	5.7	5.4
Fair value per option	$11.98	$10.28	$9.71

Schedule of Share Based Compensation, Restricted Stock Unit Activity
RSU activity is as follows:

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 28, 2012	1,774,769	$45.87
Granted	960,618	58.09
Vested	(613,022)	44.37
Forfeited	(134,097)	49.56
Pre-separation non-vested at June 28, 2013	1,988,268	51.98
Post-separation non-vested at June 28, 2013	1,854,826	47.35
Granted	19,374	61.75
Vested	(21,371)	45.10
Forfeited	(43,033)	47.04
Non-vested at September 27, 2013	1,809,796	47.53

Schedule of Share Based Compensation, Performance Share Unit Activity
PSU activity is as follows(1):

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 28, 2012	1,479,453	$60.06
Granted	348,665	71.95
Vested(2)	(415,779)	63.00
Forfeited	(58,109)	62.19
Pre-separation non-vested at June 28, 2013	1,354,230	62.13
Post-separation non-vested at June 28, 2013	1,420,801	59.62
Granted	5,131	77.38
Vested(3)	(480,784)	60.86
Forfeited	(17,970)	57.25
Non-vested at September 27, 2013	927,178	59.12

(1) The number of shares disclosed in this table are at the target number of 100%.
(2) Approximately 780,000 shares of Covidien were earned for awards that were granted in fiscal 2010 for the three-year performance cycle award period ended September 28, 2012, based on the actual total shareholder return achievement of 200%.
(3) Approximately 960,000 shares of Covidien were earned for awards that were granted in fiscal 2011 for the performance period ended June 28, 2013, based on the actual total shareholder return achievement of 200%.

Fair Value Assumptions of Performance Share Units Granted
The assumptions used in the Monte Carlo model for PSUs granted during each year were as follows:

	2013	2012	2011
Expected stock price volatility	25.0%	28.7%	31.4%
Peer group stock price volatility	23.8%	29.1%	33.3%
Correlation of returns	53.1%	47.5%	49.7%